Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	200000455		34226071			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for cash out 6 months ownership seasoning.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: XX Guideline Requirement: 6.00 Loan to Value: XX% Guideline Maximum Loan to Value: XX% Guidelines Representative FICO: XXX Representative FICO: XXX	Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-06-13): Client elects to waive with compensating factors. Buyer Comment (2025-06-13): An approved credit exception was included in the initial shipping package and is in your portal under doc ID XXX.			XX/XX/XXXX 3:12:42 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000430		34226101			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception requested for the verification of rents. The borrower currently rents their primary residence the borrower is one of 5 tenants (XXX) which makes the collective payment to landlord the lease requires $XXXX Rent payment yet the documented payment are XXXX (XXX short per month ) per the borrower du to "$XXX credit from the house manager to deal with the LLC" Borrower is FTHB and First time investor. comp factor fico score 20 PTS greater than min Required	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Debt Service Coverage Ratio: 1.66 Guideline Requirement: 1.00 Guidelines Representative FICO: XXX Representative FICO: XXX	SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-06-09): Client elects to waive with compensating factors.			XX/XX/XXXX 1:05:44 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000432		34226106			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception which was approved- Per XX Submit for exception-Sketch shows kitchen on the main floor and its quite sizeable, so this may require an exception for unique property/ possible functional obsolescence. Non compliant 2nd kitchen-appraiser calling wetbar due to being propane stove and not gas hookup Comp factors Investor Exp (subject property)LTV 56.13% and 6 months reserves	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: XXX Representative FICO: XXX	SitusAMC	Reviewer Comment (2025-06-09): Client elected to waive exceptions with compensating factors.			XX/XX/XXXX 4:13:33 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	200000436		34226109			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception for property since XXXX was previously owned free and clear prior to refi and only 3 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: XX Guideline Requirement: 6.00	Aggregator,SitusAMC	Reviewer Comment (2025-06-09): Client elected to waive exceptions with compensating factors.			XX/XX/XXXX 5:11:35 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000436		34226110			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception for appraiser states in the addendum that there is no ingress regards to basement, however he is giving value as a 3 bedroom in lieu of a bedroom (emailed to XX previously) submitted for review.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reserves: XX Guideline Requirement: 6.00	Aggregator,SitusAMC	Reviewer Comment (2025-06-09): Client elected to waive exceptions with compensating factors.			XX/XX/XXXX 5:11:47 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000259		34399500			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a non permanent resident alien with an expired Visa which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. Excellent credit management with FICO 720+.	Originator,SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2024-09-27): Lender exception with compensating factors.			XX/XX/XXXX 2:11:35 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000259		34399501			Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.	- Borrower has ___ Open Tradelines which is less than the minimum required by guidelines.	Borrower does not meet the minimum tradeline requirements of minimum of 3 rated from 12 months, or 2 rated from 24 months. Borrower has 1 tradeline rated for 21 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. Excellent credit management with FICO 720+.	Originator,SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2024-09-27): Lender exception with compensating factors.			XX/XX/XXXX 2:11:49 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000259		34399502			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a non warrantable condo which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guideline requirements by at least 4 months. Excellent credit management with FICO 720+.	Originator,SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2024-09-27): Lender exception with compensating factors.			XX/XX/XXXX 2:12:11 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000337		34399522			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The most recent valuation inspection of XX/XX/XXXX is dated prior to the most recent FEMA disaster (XX/XX/XXXX).	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 10/11/24	SitusAMC,Originator	Reviewer Comment (2024-12-20): Property inspected post disaster but pre-FEMA declaration of disaster end date.			XX/XX/XXXX 12:33:17 PM	2	B		XX	Investment	Refinance - Cash-out - Home Improvement		B	B		A		N/A	No
XXXX	XXXX	200000323		34399550			Credit	Borrower and Mortgage Eligibility	Credit Eligibility	Borrower and Mortgage Eligibility	Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	-	Lender Exception approved allowing borrower is currently living rent free. Rent free letter is in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Excellent Credit Management with FICO 720+	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.			XX/XX/XXXX 5:30:22 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000323		34399552			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Lender exception approving LTV up to 75% for ITIN borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Excellent Credit Management with FICO 720+	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.			XX/XX/XXXX 5:30:03 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000323		34399551			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Lender exception approving LTV up to 75% for ITIN borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Excellent Credit Management with FICO 720+	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.			XX/XX/XXXX 5:30:12 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000323		34399547			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for borrower living rent free. Signed, rent free letter in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Excellent Credit Management with FICO 720+	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.			XX/XX/XXXX 5:30:36 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000323		34399546			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception allowing LTV to 75% for ITIN borrower with fico of XXX. ***Update 3/5 - Lender approved exception allowing LTV to 75% for ITIN borrower with fico of XXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Excellent Credit Management with FICO 720+	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-01-08): Lender Exception with Compensating Factors.			XX/XX/XXXX 5:30:44 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000354		34399628			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Borrower has a clean housing payment history	Prior homeownership experience (No FC or Short Sale). Multiple mortgages (2+) reported on credit seasoned 12+ months & 0x30.	SitusAMC SitusAMC SitusAMC SitusAMC Originator Originator	Reviewer Comment (2024-10-07): Lender exception with compensating factors.			XX/XX/XXXX 4:00:54 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000354		34399629			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is marked rural which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Borrower has a clean housing payment history	Prior homeownership experience (No FC or Short Sale). Multiple mortgages (2+) reported on credit seasoned 12+ months & 0x30.	SitusAMC SitusAMC SitusAMC SitusAMC Originator Originator	Reviewer Comment (2024-10-07): Lender exception with compensating factors.			XX/XX/XXXX 4:01:24 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000305		34399662			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reeserves of XX_ is less than Guideline PITIA months reeserves of XX_.	Required reserves 3 months and verified reeserves of XX months.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Prior homeownership Experience (No FC or SS) Multiple mortgages (2+) reported on credit seasoned 12+ months and 0x30. Excellent Credit Management with FICO 720+	Originator,SitusAMC Originator,SitusAMC Originator Originator Originator	Reviewer Comment (2025-05-19): Lender exception with compensating factors. Reviewer Comment (2025-05-19): Lender exception provided is not signed or dated. Buyer Comment (2025-05-15): pc uw exception approval for lack of reserves			XX/XX/XXXX 12:11:47 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000292		34399670			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guidelines require a POA to have an expiration date which is not reflected on the POA in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Low default risk with equity, LTV 10% lower than matrix.	SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-03-13): Lender exception with compensating factors.			XX/XX/XXXX 3:16:14 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000342		34399682			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	SitusAMC,Originator	Reviewer Comment (2025-05-30): Property inspected post-disaster reflecting no damage; however, pre-disaster declaration end date. Buyer Comment (2025-05-28): Disaster reinspection report uploaded.			XX/XX/XXXX 8:48:21 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000255		34399709			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Max LTV for a fico of XXX is 70% and subject LTV is XX%.	Miscellaneous Miscellaneous Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Prior homeownership Experience (No FC or SS) Substantial cash reserves Substantial cash reserves.	Originator Originator SitusAMC Originator,SitusAMC	Reviewer Comment (2025-08-05): Lender exception with compensating factors.			XX/XX/XXXX 4:01:14 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	200000255		34399710			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Max LTV for a fico of XXX is 70% and subject LTV is XX%.	Miscellaneous Miscellaneous Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Prior homeownership Experience (No FC or SS) Substantial cash reserves Substantial cash reserves.	Originator Originator SitusAMC Originator,SitusAMC	Reviewer Comment (2025-08-05): Lender exception with compensating factors.			XX/XX/XXXX 4:01:21 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	200000320		34399774			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is marked rural which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Substantial cash reserves. Excellent credit management with FICO 720+. Prior homeownership Experience (No FC or SS) Low default risk with substantial equity, LTV 25% lower than matrix.	Originator,SitusAMC Originator Originator SitusAMC Originator,SitusAMC	Reviewer Comment (2025-06-24): Lender exception with compensating factors.			XX/XX/XXXX 3:17:35 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	200000320		34399775			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property acreage exceeds max acreage per guidelines (max per guidelines is 2 and subject property is XX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Substantial cash reserves. Excellent credit management with FICO 720+. Prior homeownership Experience (No FC or SS) Low default risk with substantial equity, LTV 25% lower than matrix.	Originator,SitusAMC Originator Originator SitusAMC Originator,SitusAMC	Reviewer Comment (2025-08-05): Lender exception with compensating factors.			XX/XX/XXXX 4:43:36 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	200000230		34399827			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower has XX financed properties and guidelines allow a max of 5 properties per borrower.	Borrower has owned the subject property for at least 5 years. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Low default risk with equity, LTV 10% lower than matrix. Excellent credit management with FICO 720+. Prior homeownership experience (No FC or Short Sale).	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-01): Lender exception with compensating factors. Buyer Comment (2025-04-29): XX approval of financed properties			XX/XX/XXXX 10:44:51 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000230		34399828			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower only has XX% ownership in the entity that the property is currently vested in. Guidelines required a minimum of 50% for a cash out refinance when vested in an LLC.	Borrower has owned the subject property for at least 5 years. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Low default risk with equity, LTV 10% lower than matrix. Excellent credit management with FICO 720+. Prior homeownership experience (No FC or Short Sale).	SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-01): Lender exception with compensating factors. Buyer Comment (2025-04-29): XX approval of ownership interest in business			XX/XX/XXXX 10:44:37 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000367		34399877			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a non warrantable condo which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Borrower's Experience/Track Record	Prior homeownership experience (No FC or Short Sale). Borrower's Experience/Track Record. The borrower has: 2 Years of Experience.	SitusAMC Originator SitusAMC	Reviewer Comment (2025-06-25): Lender exception with compensating factors.			XX/XX/XXXX 4:35:37 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000223		34399891			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower is living rent free (Guidelines require verification of primary housing for 1st time investors).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Excellent credit management with FICO 720+. Low default risk with equity, LTV 10% lower than matrix. Substantial cash reserves.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-06-25): Lender exception with compensating factors.			XX/XX/XXXX 4:48:09 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000241		34399986			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a non warrantable condo which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Substantial cash reserves.	Originator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-07-08): Lender exception with compensating factors.			XX/XX/XXXX 7:05:42 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000205		34400033			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower 2 living rent free (Guideline require verification of primary residence for all 1st time investors).Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Substantial cash reserves. Conservative use of credit or minimal use of revolving credit.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-16): Client elects to waive with compensating factors. Buyer Comment (2025-05-14): Underwriting Parameter Exception approved by XX. Compensating factors are listed on the Non-Agency Loan Approval that is uploaded below. To help validate the compensating factors, XX XXXX Account ending in XXXX should be included in the assets on the LAS Report. Additionally, a more updated print out for the XXXX account ending in XXXX has been uploaded as well.			XX/XX/XXXX 8:42:27 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000205		34400032			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary residence is not superior to the subject property (Guidelines requires borrower's primary residence be superior to the subject when purchasing a 1 unit property).Provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Substantial cash reserves. Conservative use of credit or minimal use of revolving credit.	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-16): Client elects to waive with compensating factors. Buyer Comment (2025-05-14): Underwriting Parameter Exception approved by XX. Compensating factors are listed on the Non-Agency Loan Approval that is uploaded below. To help validate the compensating factors, XX XXXX Account ending in XXXX should be included in the assets on the LAS Report. Additionally, a more updated print out for the XXXX account ending in XXXX has been uploaded as well.			XX/XX/XXXX 8:42:16 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000269		34400073			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Minimum sq ft not met. Guideline requirement is 600 sq ft, subject unit is 576 (other unit 777 sq ft).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Substantial cash reserves. Prior homeownership experience (No FC or Short Sale).	Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator	Reviewer Comment (2025-08-05): Lender exception with compensating factors.			XX/XX/XXXX 4:12:51 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000366		34400082			Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Credit history reflects lates that do not meet guidelines.	- Credit history reflects a total of ___ reported late payments.	Mortgage lates exceeded. Guideline requirement is 1x30, borrower has 3x30.	Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	Low default risk with equity, LTV 10% lower than matrix. Prior Homeownership Experience (No FC or Short Sale).	SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-09): Client elects to waive with compensating factors.			XX/XX/XXXX 10:48:02 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000200		34400113			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Excellent credit management with FICO 720+. Prior homeownership Experience (No FC or SS)	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-15): Lender Exception with Compensating Factors.			XX/XX/XXXX 12:02:36 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000245		34400118			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___	Hazard Insurance Policy Effective Date is after closing, no existing policy provided in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Substantial cash reserves. Excellent Credit Management with FICO 720+. Prior Homeownership Experience (No FC or Short Sale).	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-23): Client elects to waive with compensating factors. Buyer Comment (2025-05-21): Post-closing exception attached.			XX/XX/XXXX 8:57:11 AM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000328		34400150			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		X financed properties exceed maximum guidelines threshold of 5.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	Substantial cash reserves. Prior Homeownership Experience (No FC or Short Sale). Excellent Credit Management with FICO 720+.	Originator,SitusAMC SitusAMC Originator Originator	Reviewer Comment (2025-05-19): Client elects to waive with compensating factors.			XX/XX/XXXX 5:17:34 PM	2	B		XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	200000267		34400167			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Guidelines minimum loan amount is 100,000.00. loan amountbis $XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Excellent Credit Management with FICO 720+. Prior Homeownership Experience (No FC or Short Sale).	SitusAMC Originator,SitusAMC Originator	Reviewer Comment (2025-05-21): Client elects to waive with compensating factors.			XX/XX/XXXX 8:45:48 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	200000191		34400190			Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Credit history reflects lates that do not meet guidelines.	- Credit history reflects a total of ___ reported late payments.	Credit report reflects 1 late payment.Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Substantial cash reserves. Total monthly payment savings of $500 or more per month.	Originator,SitusAMC Originator	Reviewer Comment (2025-06-10): Client elects to waive with compensating factors. Buyer Comment (2025-06-06): XX approval with XX uploaded.			XX/XX/XXXX 11:48:43 AM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No
XXXX	XXXX	200000191		34400191			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Payoff of mortgage past maturity date. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Substantial cash reserves. Total monthly payment savings of $500 or more per month.	Originator,SitusAMC Originator	Reviewer Comment (2025-06-10): Client elects to waive with compensating factors. Buyer Comment (2025-06-06): XX approval with XX uploaded.			XX/XX/XXXX 11:48:31 AM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No